Application of critical estimates and judgments (Details Text)	12 Months Ended
Dec. 31, 2017
Application of critical estimates and judgments (Details Text)
Intangible assets with indefinite useful lives	five-year
Bottom of range
Application of critical estimates and judgments (Details Text)
Probability of loss	25.00%
Top of range
Application of critical estimates and judgments (Details Text)
Probability of loss	50.00%